Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2021
Other Payables And Accrued Liabilities
Other payables and accrued liabilities

Note 10 – Other payables and accrued liabilities

Other payables   and accrued liabilities consist of the following:

	December 31, 2021	December 31, 2020

Salary payables	$846,761	$563,334
Employee reimbursement and benefit payables	63,586	38,167
Professional fees payable	—	78,482
Other miscellaneous payables	23,099	7,719
Warranty liability	14,530	—
Total other payables and accrued liabilities	$947,976	$687,702